Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41569
Entity Registrant Name	LANVIN GROUP HOLDINGS LIMITED
Entity Central Index Key	0001922097
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4F, 168 Jiujiang Road
Entity Address, Address Line Two	Carlowitz & Co, Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	145,021,452
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1487
Ordinary shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.000001 per share
Trading Symbol	LANV
Security Exchange Name	NYSE
Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	LANV–WT
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4F, 168 Jiujiang Road
Entity Address, Address Line Two	Carlowitz & Co, Huangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200001
City Area Code	021
Local Phone Number	6315 3873
Contact Personnel Name	Eric Chan
Contact Personnel Email Address	ir@lanvin–group.com